Equipment and Leasehold Improvements, Net - Components of Equipment and Leasehold Improvements, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 1,328,798	$ 1,273,456
Less accumulated depreciation	(1,039,842)	(997,912)
Equipment and leasehold improvements, net	288,956	275,544	277,907
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	1,071,720	1,020,643
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	192,007	189,655
Furniture, Fixtures and Other [Member]
Property, Plant and Equipment [Line Items]
Equipment and leasehold improvements, gross	$ 65,071	$ 63,158